Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Top client	$721,309	$683,546	$441,173
Clients 2-5	1,453,508	1,506,087	1,291,946
Clients 6-10	1,188,943	1,112,636	752,325
Clients 11-25	1,743,539	1,585,739	1,077,073
Other	3,012,877	2,853,378	1,918,309
Total	$8,120,176	$7,741,386	$5,480,826